Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	FPA PERENNIAL FUND INC
Central Index Key	0000732041
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
FPA Perennial Fund, Inc. | FPA Perennial Fund, Inc.
Risk/Return:
Trading Symbol	fppfx